Intangible Assets And Goodwill	6 Months Ended
Jun. 30, 2011
Intangible Assets And Goodwill
Intangible Assets And Goodwill

4. Intangible Assets and Goodwill

Intangible Assets

The following table reflects the components of intangible assets being amortized as of:

	June 30, 2011			December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Carrying Value	Gross Carrying Amount	Accumulated Amortization	Carrying Value
Refinery services customer relationships	$94,654	$57,625	$37,029	$94,654	$53,139	$41,515
Supply and logistics customer relationships	35,430	21,783	13,647	35,430	19,981	15,449
Refinery services supplier relationships	36,469	32,791	3,678	36,469	31,476	4,993
Refinery services licensing agreements	38,678	17,631	21,047	38,678	15,786	22,892
Supply and logistics trade names - Davison and Grifco	18,888	11,353	7,535	18,888	7,530	11,358
Intangibles associated with supply and logistics lease	13,260	1,855	11,405	13,260	1,618	11,642
Other	16,911	2,589	14,322	13,776	1,450	12,326

Total	$254,290	$145,627	$108,663	$251,155	$130,980	$120,175

The following table reflects our estimated amortization expense for each of the five subsequent fiscal years:

Year Ended December 31,	Amortization Expense to be Recorded
Remainder of 2011	$14,498
2012	$21,914
2013	$14,312
2014	$12,049
2015	$10,247

In the first quarter of 2011, we adjusted the useful lives of our supply and logistics trade names. As a result of this change in the amortization period of our assets, operating income and net income attributable to us for the three and six months ended June 30, 2011 decreased $1.4 million, or $0.02 per common unit and $2.9 million, or $0.04 per common unit, respectively. The impact of this change on net income for the remainder of 2011 and 2012 is expected to total $2.8 million and $2.3 million, respectively, and not be material in future periods. The table of estimated future amortization expense above reflects this change.

Goodwill

The carrying amount of goodwill by business segment at both June 30, 2011 and December 31, 2010 was $301.9 million to refinery services and $23.1 million to supply and logistics.